RESTATEMENT OF FINANCIAL STATEMENT (Details 2) - USD ($)		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS
SALES								$ 131,250
COST OF SALES
GROSS PROFIT
GENERAL & ADMINISTRATIVE EXPENSES
General and administrative expenses			44,614			83,959	107,031	137,470
TOTAL GENERAL & ADMINISTRATIVE EXPENSES			44,614			83,959	107,031	137,470
NET LOSS FROM OPERATIONS			(44,614)			(83,959)	(269,844)	(211,323)
OTHER INCOME/(EXPENSE)
Financing costs
Interest expense
Gain on bargain purchase
TOTAL OTHER INCOME (EXPENSE)
NET LOSS BEFORE INCOME TAXES			(44,614)			(83,959)
INCOME TAX EXPENSE
NET INCOME (LOSS)			(44,614)			(83,959)	$ (269,844)	$ (211,323)
Less net income (loss) attributable to non-controlling interest
NET LOSS & COMPREHENSIVE INCOME			$ (44,614)			$ (83,959)
Basic & Diluted earnings per share			$ (0.01)			$ (0.03)	$ (0.00)	$ (0.00)
Weighted average basis & diluted shares outstanding			3,115,500			3,115,500	77,887,500	77,887,500
As Restated [Member]
STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS
SALES		$ 1,788,106		$ 2,449,969
COST OF SALES		1,553,092		2,272,418
GROSS PROFIT		235,014		177,551
GENERAL & ADMINISTRATIVE EXPENSES
General and administrative expenses		660,919		804,404
TOTAL GENERAL & ADMINISTRATIVE EXPENSES		660,919		804,404
NET LOSS FROM OPERATIONS		(425,905)		(626,853)
OTHER INCOME/(EXPENSE)
Financing costs		(10,430)		(14,474)
Interest expense		(172,518)		(227,679)
Gain on bargain purchase				274,281
TOTAL OTHER INCOME (EXPENSE)		(182,948)		32,128
NET LOSS BEFORE INCOME TAXES		(608,853)		(594,725)
INCOME TAX EXPENSE		(240,233)		(259,323)
NET INCOME (LOSS)		(368,620)		(335,402)
Less net income (loss) attributable to non-controlling interest		(208,280)		(273,696)
NET LOSS & COMPREHENSIVE INCOME		$ (160,340)		$ (61,706)
Basic & Diluted earnings per share		$ (0.05)		$ (0.02)
Weighted average basis & diluted shares outstanding		3,115,500		3,115,500
As Filed [Member]
STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS
SALES		$ 1,788,106		$ 2,449,969
COST OF SALES		1,553,092		2,272,418
GROSS PROFIT		235,014		177,551
GENERAL & ADMINISTRATIVE EXPENSES
General and administrative expenses		660,919		804,404
TOTAL GENERAL & ADMINISTRATIVE EXPENSES		660,919		804,404
NET LOSS FROM OPERATIONS		(425,905)		(626,853)
OTHER INCOME/(EXPENSE)
Financing costs		10,430		(14,474)
Interest expense		(172,518)		(227,679)
Gain on bargain purchase				(2,435,927)
TOTAL OTHER INCOME (EXPENSE)		(182,948)		2,193,774
NET LOSS BEFORE INCOME TAXES		(608,853)		1,566,921
INCOME TAX EXPENSE
NET INCOME (LOSS)		(608,853)		1,566,921
Less net income (loss) attributable to non-controlling interest		(316,385)		(390,391)
NET LOSS & COMPREHENSIVE INCOME		$ (292,468)		$ 1,957,312
Basic & Diluted earnings per share		$ (0.09)		$ 0.63
Weighted average basis & diluted shares outstanding		3,115,500		3,115,500
Adjustment [Member]
STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS
SALES
COST OF SALES
GROSS PROFIT
GENERAL & ADMINISTRATIVE EXPENSES
General and administrative expenses
TOTAL GENERAL & ADMINISTRATIVE EXPENSES
NET LOSS FROM OPERATIONS
OTHER INCOME/(EXPENSE)
Financing costs
Interest expense
Gain on bargain purchase				2,161,646	[1]
TOTAL OTHER INCOME (EXPENSE)				(2,161,646)
NET LOSS BEFORE INCOME TAXES				(2,161,646)
INCOME TAX EXPENSE	[2]	(240,233)		(259,323)
NET INCOME (LOSS)		(240,233)		(1,902,323)
Less net income (loss) attributable to non-controlling interest	[2]	108,105		116,695
NET LOSS & COMPREHENSIVE INCOME		$ (132,128)		$ (2,019,018)

[1]	The Company determined the bargain purchase gain recorded upon the acquisition of Neese on March 3, 2017 excluded prepaid taxes of $103,000, deferred taxes liabilities of $2,161,646 and an uncertain tax liability of $129,000. The gain on bargain purchase was reduced by $2,161,646 from the statement of operations in the period ending June 30, 2017 and prepaid tax was increased by $103,000, the current deferred tax liability increased $91,000 and uncertain tax liability of $129,000 and non-current deferred tax liability increased $2,044,646.
[2]	The Company adjusted the impact on the tax expense (benefit) and prepaid taxes and tax liabilities for the three and six months ending June 30, 2017. The uncertain tax liability increased $1,000 and non-current deferred tax liability decreased $260,323 resulting in a tax benefit of $240,233 and $259,323 for the three and six months ending June 30, 2017, respectively. Furthermore, the loss attributable to non-controlling interest was decreased by $108,105 and $116,695 for the three and six months ending June 30, 2017, respectively.